Capital and financial risk management - Level 3 financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Capital and financial risk management
Purchased Supplier Invoices	€ 2,400	€ 2,400
Embedded derivative asset
Capital and financial risk management
Period of reasonably possible increase (decrease) in durations	6 months
Increase (decrease) in fair value measurement due to reasonably possible increase in durations	€ 141
Increase (decrease) in fair value measurement due to reasonably possible decrease in durations	115
Level 3
Capital and financial risk management
Embedded derivative asset	198	3
Bank Borrowings Secured Against Indian Assets [Member]
Capital and financial risk management
Secured bank borrowings	1,485	1,382
Bank Borrowings Secured Against Indian Assets [Member] | Level 3
Capital and financial risk management
Embedded derivative asset	€ 198	€ 3